Credit Facilities	12 Months Ended
Jul. 01, 2018
Debt Disclosure [Abstract]
Credit Facilities

CREDIT FACILITIES

STRATTEC has a $30 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. ADAC-STRATTEC LLC has a $30 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A., which is guaranteed by STRATTEC. The ADAC-STRATTEC Credit Facility borrowing limit decreases to $25 million effective July 1, 2019. The credit facilities both expire on August 1, 2020. Borrowings under either credit facility are secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under both credit facilities is at varying rates based at our option, on the LIBOR plus 1.0 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the applicable borrower to maintain a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio. The ADAC-STRATTEC Credit Facility also required that a capital contribution to ADAC-STRATTEC LLC of $6 million collectively from STRATTEC and ADAC be completed by September 30, 2016. This capital contribution was completed as required. STRATTEC’s portion of the capital contribution totaled $3.06 million. As of July 1, 2018, we were in compliance with all financial covenants required by these credit facilities.

Outstanding borrowings under the credit facilities referenced in the above paragraph as of the end of 2018 and 2017 were as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
STRATTEC Credit Facility	$23,000	$16,000
ADAC-STRATTEC Credit Facility	$28,000	$14,000

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2018 and 2017 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	Years Ended		Years Ended
	July 1, 2018	July 2, 2017	July 1, 2018	July 2, 2017
STRATTEC Credit Facility	$21,668	$12,490	2.5%	1.8%
ADAC-STRATTEC Credit Facility	$22,621	$10,865	2.5%	1.8%

We believe that the credit facilities referenced above are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.